Property and Equipment, Net (Details) - Schedule of property and equipment - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Machinery and equipment	$ 183	$ 134
Construction in progress	3,919	511
Total property and equipment	4,102	645
Less: accumulated depreciation	(66)	(36)
Property and equipment, net	$ 4,036	$ 609